Shareholders’ Equity - Ordinary Shares (Details)	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 £ / shares	Dec. 31, 2019 £ / shares shares	Dec. 31, 2019 $ / shares shares	Jun. 26, 2018 USD ($)
Ordinary shares
Class of Stock
Maximum nominal shares authorized for grant | $	$ 8,400				$ 8,400
Shares issued (shares)	52,247,932		44,983,006	44,983,006
Stock par value (usd per share) | $ / shares	$ 0.000042			$ 0.000042
Deferred Shares
Class of Stock
Shares issued (shares)	34,425		34,425	34,425
Stock par value (usd per share) | £ / shares		£ 0.00001	£ 0.00001
Deferred B Shares
Class of Stock
Shares issued (shares)	88,893,548		88,893,548	88,893,548
Stock par value (usd per share) | £ / shares		0.00099	£ 0.00099
Deferred C Shares
Class of Stock
Shares issued (shares)	1		1	1
Stock par value (usd per share) | £ / shares		£ 0.000008	£ 0.000008